Geographic Information (Tables)	12 Months Ended
Dec. 31, 2014
Geographic Information [Abstract]
Schedule Of Lease Revenue By Segment

	2014	2013	2012
China	12.3%	8.0%	7.2%
United States of America	10.8%	17.3%	12.1%

Schedule Of Long-Lived Assets By Segment

	2014	2013
United States of America	13.5%	22.2%
China	12.7%	2.5%